Share Capital (Details) - Schedule of Company’s Shares Issuable - Warrants [member]	Oct. 31, 2023 $ / shares shares
Share Capital (Details) - Schedule of Company’s Shares Issuable [Line Items]
Warrants,shares (in Shares) | shares	1,971,289
Warrants,weighted average exercise price per arras share issuable	$ 0.25
Warrants,weighted average exercise price per silver bull share issuable	$ 0.34
Warrants,shares (in Shares) | shares	1,971,289
Warrants,weighted average exercise price per arras share issuable	$ 0.25
Warrants,weighted average exercise price per silver bull share issuable	$ 0.34